Revenues Attributable to Different Service and Product Groups (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Segment Reporting Information [Line Items]
Net revenues	$ 166,668	$ 130,988	$ 117,548
Other operating income	3,051	1,912	806
Operating costs and expenses:
Cost of revenues	(87,883)	(57,412)	(48,334)
Selling and marketing	(44,717)	(34,910)	(24,517)
General and administrative	(21,253)	(19,468)	(16,778)
Unallocated corporate expenses	(4,493)	(3,513)	(3,253)
Operating income (loss)	15,950	21,110	28,725
Unallocated corporate expenses	(4,493)	(3,513)	(3,253)
Unallocated corporate expenses	(4,493)	(3,513)	(3,253)
Total assets	328,925	224,551	148,920
Total assets	328,925	224,551	148,920
(Loss) gain from equity method investments	(172)	(153)	(91)
Cost of Sales
Operating costs and expenses:
Cost of revenues	(87,883)	(57,412)	(48,334)
Selling Expense
Operating costs and expenses:
Selling and marketing	(44,717)	(34,910)	(24,517)
General and Administrative Expense
Operating costs and expenses:
General and administrative	(16,760)	(15,955)	(13,525)
Operating Expense
Operating costs and expenses:
Total operating costs and expenses	(153,853)	(111,790)	(89,629)
Other Operating Income (Expense)
Segment Reporting Information [Line Items]
Other operating income	3,051	1,912	806
Operating Income (Loss)
Operating costs and expenses:
Operating income (loss)	15,950	21,110	28,725
Depreciation And Amortization
Operating costs and expenses:
Amortization and depreciation	6,299	4,790	3,639
Loss From Equity Method Investments
Operating costs and expenses:
(Loss) gain from equity method investments	172	(153)	(91)
Professional education services
Segment Reporting Information [Line Items]
Net revenues	150,484	114,190	110,137
Other operating income	643	184	570
Operating costs and expenses:
Cost of revenues	(79,168)	(50,168)	(44,473)
Selling and marketing	(39,698)	(30,696)	(22,556)
General and administrative	(14,548)	(12,890)	(12,049)
Total operating costs and expenses	(133,414)	(93,754)	(79,078)
Operating income (loss)	17,797	20,620	31,629
Total assets	236,496	133,836	93,609
Total assets	236,496	133,836	93,609
Amortization and depreciation	4,479	3,001	2,792
(Loss) gain from equity method investments	(58)	(153)	(91)
Business Startup Training Service
Segment Reporting Information [Line Items]
Net revenues	4,608	5,276	4,375
Other operating income	76	91	2
Operating costs and expenses:
Cost of revenues	(2,644)	(2,069)	(1,915)
Selling and marketing	(1,127)	(869)	(688)
General and administrative	(896)	(1,034)	(776)
Total operating costs and expenses	(4,667)	(3,972)	(3,379)
Operating income (loss)	17	1,395	998
Total assets	46,205	45,569	13,262
Total assets	46,205	45,569	13,262
Amortization and depreciation	36	36	60
(Loss) gain from equity method investments	230
Sale of Learning Simulation Software
Segment Reporting Information [Line Items]
Net revenues	11,576	11,522	3,036
Other operating income	2,332	1,637	234
Operating costs and expenses:
Cost of revenues	(6,071)	(5,175)	(1,946)
Selling and marketing	(3,892)	(3,345)	(1,273)
General and administrative	(1,316)	(2,031)	(700)
Total operating costs and expenses	(11,279)	(10,551)	(3,919)
Operating income (loss)	2,629	2,608	(649)
Total assets	46,224	45,146	42,049
Total assets	46,224	45,146	42,049
Amortization and depreciation	$ 1,784	$ 1,753	$ 787